Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

Protective Variable Annuity Separate Account

ProtectiveRewards II

Filing Pursuant to Rule 497(j) for

File No. 333-115212; 811-8108

Commissioners:

On behalf of  Protective Life Insurance Company and Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “ProtectiveRewards II”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 22 for Protective Variable Annuity Separate Account as filed with the Commission on April 28, 2015 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy